STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstading	1,020,000	1,040,000	1,510,000
Weighted Average Exercise Price, Outstanding	$ 0.60	$ 0.60	$ 0.74
Weighted Average Remaining Contractual Life (years), Outstanding	1 year 5 months 8 days	2 years 5 months 8 days
Number of Options, Excercisable	612,000	419,000
Weighted Average Exercise Price, Excercisable	$ 0.60	$ 0.60
Weighted Average Remaining Contractual Life (years), Excercisable	1 year 5 months 8 days	2 years 5 months 8 days
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.60	$ 0.60
Number of Options, Outstading	1,020,000	1,040,000
Weighted Average Exercise Price, Outstanding	$ 0.60	$ 0.60
Weighted Average Remaining Contractual Life (years), Outstanding	1 year 5 months 8 days	2 years 5 months 8 days
Number of Options, Excercisable	612,000	419,000
Weighted Average Exercise Price, Excercisable	$ 0.60	$ 0.60
Weighted Average Remaining Contractual Life (years), Excercisable	1 year 5 months 8 days	2 years 5 months 8 days